Label	Element	Value
MFS® Equity Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001330967_SupplementTextBlock	SUPPLEMENT TO PROSPECTUS The date of this supplement is August 20, 2015. MFS® Equity Opportunities Fund
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Equity Opportunities Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective August 11, 2015, the seventh paragraph in sub-section entitled "Principal Investment Strategies" under the main heading "Summary of Key Information" is restated in its entirety as follows:

MFS uses a bottom-up approach to buying and selling investments for the fund.  Investments are selected primarily based on fundamental and quantitative research.  MFS uses fundamental analysis of individual issuers to create a fundamental rating for an issuer.  MFS uses quantitative models to create a quantitative rating for an issuer. MFS then constructs the portfolio from the securities rated "buy" for both the fundamental and quantitative research, as well as by considering issuer, industry, and sector weightings, and other factors.  MFS may continue to hold and to consider for further investment securities that are no longer rated "buy" after purchase.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Effective August 11, 2015, the following is added after the third paragraph in the sub-section entitled "Principal Risks" under the main heading "Summary of Key Information":

Investment Strategy Risk: The fund's strategy to use both fundamental and quantitative research may not produce the intended results.